ACCOUNTS RECEIVABLE, NET - Movement of allowance for doubtful accounts (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Movement of allowance for doubtful accounts
Balance at beginning of the year	$ 34	$ 36
Foreign currency adjustment	2	(2)
Balance at end of the year	$ 36	$ 34